Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended		17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	41 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 05, 2019	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000092035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	$ 5,000,000		$ 5,161,127			$ 7,088,586		$ 9,235,458		$ 7,619,616		$ 8,632,454		$ 11,257,408		$ 13,943,937		$ 17,046,249
C000092034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		$ 10,000			$ 11,885		$ 14,914		$ 15,451		$ 21,213		$ 27,631		$ 22,790		$ 25,812		$ 33,656	$ 41,679	$ 50,940
C000092036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,219		12,686		12,946		13,378		17,806		16,981		19,893		24,571	26,047	30,748
C000092037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,613,698		6,353,699		6,484,964		6,704,942		8,926,790		8,516,546		9,980,820		12,329,284	13,072,431	15,434,904
C000092039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,615,312.9		6,733,904.779		6,297,153.979		6,558,054.364		9,488,944.334		8,499,067.292		9,403,673.088		11,160,089.56	11,920,743.9	13,966,518.83
C000092038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,222		13,447		12,572		13,089		18,933		16,951		18,749		22,245	23,754	27,820
C000092040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,191		13,161		12,103		11,486		17,747		16,799		18,444		21,457	23,240	26,577
C000092041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,602,691		6,596,906		6,069,719		5,765,408		8,914,408		8,448,195		9,283,286		10,804,362	11,710,278	13,401,150
C000092042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,590,176		6,818,424		6,476,095		7,264,100		9,864,643		8,335,154		9,269,700		11,203,482	11,804,559	14,147,518
C000092043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,167		13,605		12,914		14,473		19,640		16,581		18,425		22,258	23,437	28,068
C000092044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,318.34929		14,976.00282		12,716.08197		12,661.22529		19,482.99798		17,095.27447		18,024.76003		21,134.65788	21,866.6258	27,123.59025
C000092045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,662,972		7,497,200		6,365,912		6,339,987		9,759,085		8,567,617		9,035,709		10,593,471	10,963,501	13,604,785
C000092046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,367.2366		15,564.13672		13,334.70163		14,050.76341		20,750.85346		17,373.85369		18,290.73115		21,985.78064	22,571.61194	27,397.8194
C000092048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,211		14,333		12,050		11,197		17,937		16,451		17,321		19,733	20,537	26,027
C000092049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,612,581.036		7,184,759.339		6,044,529.338		5,624,915.644		9,017,715.425		8,278,587.395		8,725,015.013		9,946,121.475	10,358,301.71	13,136,751.97
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	10,000	5,065,075		11,605	6,139,120	13,956	8,184,569	14,127	7,060,666	17,123	8,101,902	22,828	10,222,158	19,693	11,845,096	22,598	14,231,436	28,511	33,038	39,694
Dow Jones U S Total Stock Market Float Adjusted C000092037 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,802,313		6,977,843		7,063,661		8,561,505		11,414,050		9,846,677		11,298,765		14,255,636	16,518,955	19,846,901
Dow Jones U S Total Stock Market Float Adjusted C000092039 Index [Member]
Account Value [Line Items]
Accumulated Value					5,802,313.427		6,977,842.541		7,063,660.613		8,561,505.457		11,414,050.46		9,846,676.606		11,298,765.41		14,255,635.79		19,846,901.13
Dow Jones U S Total Stock Market Float Adjusted C000092044 Index [Member]
Account Value [Line Items]
Accumulated Value					11,604.62685		13,955.68508		14,127.32123		17,123.01091		22,828.10091		19,693.35321		22,597.53082		28,511.27158	33,037.91	39,693.80226
Dow Jones U S Total Stock Market Float Adjusted C000092046 Index [Member]
Account Value [Line Items]
Accumulated Value																			28,511.27159
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Growth Index
Accumulated Value	$ 5,000,000	10,000	$ 5,163,295		11,905	$ 7,096,874	14,964	$ 9,253,071	15,518	$ 7,639,829	21,329	$ 8,662,215	27,809	$ 11,305,996	22,961	$ 14,013,698	26,034	$ 17,139,692	33,979	42,117	51,512
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Value Index
Accumulated Value		10,000			11,235		12,723		12,995		13,442		17,911		17,103		20,058		24,797	26,305	31,076
S And P 500 Value C000092037 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,617,552		6,361,436		6,497,534		6,721,068		8,955,358		8,551,365		10,029,053		12,398,478	13,152,603	15,538,171
S And P MidCap 400 C000092039 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,618,454.931		6,741,879.71		6,308,580.867		6,574,828.492		9,518,080.127		8,530,711.233		9,444,638.638		11,215,446.54	11,985,230.88	14,038,729
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Index
Accumulated Value		10,000			11,237		13,484		12,617		13,150		19,036		17,061		18,889		22,431	23,970	28,077
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Value Index
Accumulated Value		10,000			11,209		13,206		12,155		11,549		17,869		16,943		18,626		21,689	23,517	26,918
S And P MidCap 400 Value C000092041 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,604,488		6,602,835		6,077,519		5,774,619		8,934,290		8,471,667		9,313,079		10,844,432	11,758,507	13,458,924
S And P MidCap 400 Growth C000092042 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,592,837		6,825,532		6,487,925		7,285,938		9,901,146		8,369,241		9,312,851		11,262,880	11,872,757	14,217,981
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Growth Index
Accumulated Value		10,000			11,186		13,651		12,976		14,572		19,802		16,738		18,626		22,526	23,746	28,436
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Index
Accumulated Value		10,000			11,310.93998		14,982.62001		12,726.72202		12,656.76724		19,487.68135		17,125.29231		18,072.77467		21,201.84946	21,945.32036	27,229.01918
S And P SmallCap 600 C000092045 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,655,470		7,491,310		6,363,361		6,328,384		9,743,841		8,562,646		9,036,387		10,600,925	10,972,660	13,614,510
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Growth Index
Accumulated Value		10,000			11,386.30866		15,616.50613		13,396.98906		14,130.49184		20,891.16113		17,523.67052		18,475.8175		22,246.31562	22,862.5539	27,772.4068
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Value Index
Accumulated Value		10,000			11,214		14,357		12,085		11,213		17,979		16,520		17,420		19,866	20,688	26,230
S And P SmallCap 600 Value C000092049 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 5,000,000			$ 5,606,983.419		$ 7,178,342.247		$ 6,042,591.522		$ 5,606,723.595		$ 8,989,384.841		$ 8,260,039.313		$ 8,710,169.783		$ 9,933,097.758	$ 10,343,951.52	$ 13,115,127.57